BORROWINGS - US$600 MILLION REVOLVING CREDIT FACILITY (Details) R in Millions, $ in Millions		12 Months Ended
	Sep. 19, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		R 25,649.5	R 8,973.8
Loans raised	$ 500	17,130.2	69,593.8	R 17,280.5
Loans repaid		(21,231.5)	(55,719.5)	(11,834.7)
(Gain)/loss on foreign exchange differences		(1,169.1)	(292.4)	(219.6)
Balance at end of period		R 24,504.7	R 25,649.5	R 8,973.8
US$600 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt					$ 600	R 600.0
Utilisation fee when loans outstanding as % of the total loans is less than or equal to 33 1/3%		0.15%
Utilisation fee when loans outstanding as % of the total loans is greater than 33 1/3 % and less than or equal to 66 2/3%		0.30%
Utilisation fee when loans outstanding as % of the total loans is greater than 66 2/3%		0.50%
Debt term		3 years
Loans raised		R 5,391.6
Loans repaid		(2,744.7)
(Gain)/loss on foreign exchange differences		73.1
Foreign currency translation		6.5
Balance at end of period		R 2,726.5
US$600 million revolving credit facility | LIBOR | Net Debt To EBITDA Less Than Or Equal To 2.5x [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin					1.85%	1.85%
US$600 million revolving credit facility | LIBOR | Net Debt To EBITDA Greater Than 2.5x [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin					2.00%	2.00%